Summary of significant accounting policies - Summary of Property Plant And Equipment (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transporting Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	shorter of lease period
Bottom of range | Instruments and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3 years
Bottom of range | Office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3 years
Bottom of range | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3 years
Top of range | Instruments and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5 years
Top of range | Office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5 years
Top of range | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7 years